Derivative financial instruments - Summary of Notional Amount of Foreign Exchange (Detail) - Forward contracts - Financial Instruments Held For Hedging - Foreign currency exchange risk - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 481,110	€ 550,734
Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	481,110	550,734
Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	203,611	194,097
Cash flow hedges | CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	8,145	4,792
Cash flow hedges | CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	94,203	191,936
Cash flow hedges | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	36,984	25,012
Cash flow hedges | HKD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	59,160	46,883
Cash flow hedges | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	35,119	51,075
Cash flow hedges | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 43,888	€ 36,939